Non-controlling Interests - Summary of Net Change in Non-controlling Interests (Parenthetical) (Details) $ in Thousands	Mar. 31, 2018 CAD ($)
Vert Mirabel
Disclosure Of Non Controlling Interests [Line Items]
Noncontrolling interest arising on acquisition	$ 2,839
Canopy Rivers Corporation
Disclosure Of Non Controlling Interests [Line Items]
Non-controlling interest arising on the change in ownership interest	$ 37